ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiary Information
	As of December 31,
	2014	2015
	RMB	RMB	US$
Current assets	969,831	573,590	88,547
Non-current assets	22,293	45,636	7,045
Total assets	992,124	619,226	95,592
Current liabilities	600,625	569,059	87,848
Non-current liabilities	3,317	2,488	384
Total liabilities	603,942	571,547	88,232

	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Net revenues	311,950	336,568	296,030	45,699
Net loss	(29,118)	(151,589)	(82,637)	(12,757)
Net cash provided by (used in) operating activities	104,006	(631,178)	264,267	40,796
Net cash used in investing activities	(161)	(125,043)	(3,048)	(471)
Net cash provided by financing activities	18,000	—	—	—